INTANGIBLE ASSETS - Gross Value (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Value, at the beginning of the year	$ 280,724
Value, at the end of the year	254,807	$ 280,724
Gross value
Intangible assets
Value, at the beginning of the year	408,153	412,641
Incorporation by acquisition	438
CAPEX	6,198	6,393
Currency translation adjustments	(660)	(806)
Decreases	(19,573)	(10,075)
Value, at the end of the year	394,556	408,153
Gross value | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	136,912	136,912
CAPEX	1,074
Decreases	(14,784)
Value, at the end of the year	123,202	136,912
Gross value | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	64,891	64,891
Value, at the end of the year	64,891	64,891
Gross value | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	15,676	15,687
CAPEX	274	569
Currency translation adjustments	(421)	(580)
Value, at the end of the year	15,529	15,676
Gross value | Customer relationships
Intangible assets
Value, at the beginning of the year	86,395	86,607
Incorporation by acquisition	396
Currency translation adjustments	(124)	(136)
Decreases		(76)
Value, at the end of the year	86,667	86,395
Gross value | Brands
Intangible assets
Value, at the beginning of the year	81,770	81,770
Incorporation by acquisition	42
Value, at the end of the year	81,812	81,770
Gross value | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	9,872	15,385
CAPEX	3,323	4,562
Currency translation adjustments	(56)	(76)
Decreases	(4,789)	(9,999)
Value, at the end of the year	8,350	9,872
Gross value | Content activation
Intangible assets
Value, at the beginning of the year	263
CAPEX	480	263
Value, at the end of the year	743	263
Gross value | Others
Intangible assets
Value, at the beginning of the year	12,374	11,389
CAPEX	1,047	999
Currency translation adjustments	(59)	(14)
Value, at the end of the year	13,362	12,374
Allowance for obsolescence of inventories
Intangible assets
Value, at the beginning of the year	(18,749)	(18,339)
Value, at the end of the year	(10,868)	$ (18,749)
Decreases	$ (10,556)